Warrant Liability - Additional information (Details) - Public Warrants	6 Months Ended
	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of fair value measurement of liabilities [line items]
Number of shares entitled per public warrant | shares	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Redemption price	0.01	$ 0.01
Trigger price	$ 18.00
Threshold trading days for redemption of warrants	20
Threshold consecutive trading days for redemption of warrants	30